Financial results, net (Tables)	12 Months Ended
Dec. 31, 2024
Financial results, net
Schedule of financial results, net

	2024	2023	2022
Interest income	56,368	52,680	43,919
Foreign exchange results	2,531	39,772	10,658
Other financial income (1)	12,531	9,146	9,282
Financial income	71,430	101,598	63,859

Interest expense	(107,464)	(95,185)	(164,288)
Foreign exchange results (2)	314,505	(203,798)	79,945
Changes in liability for concessions (3)	(87,556)	(98,480)	(101,488)
Other financial loss (4)	(9,180)	(9,107)	(10,574)
Financial loss	110,305	(406,570)	(196,405)

Inflation adjustment	(21,260)	(40,547)	19,459
Inflation adjustment	(21,260)	(40,547)	19,459
Financial results, net	160,475	(345,519)	(113,087)

(1) Mainly includes gains from other financial assets for a total amount of USD 9,464 for the year ended December 31, 2024 (USD 5,021 and USD 5,695 for the year ended December 31, 2023 and 2022, respectively).

(2) Corresponds mainly to foreign exchange results in real terms (inflation-adjusted) arising from foreign currency loans in AA2000.

(3) Corresponds mainly to changes in the liabilities of Brazilian concessions due to passage of time and changes in the Brazilian IPCA.

(4)  Includes leases financial cost, see Note 14(ii).